Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000018285 [Member] | Federal National Mortgage 3 598 02 09 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018285 [Member] | Freddie Mac Discount Notes 3 705 01 26 26 [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000018285 [Member] | Federal Home Loan Banks 3 690 02 20 26 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018285 [Member] | Federal Farm Credit Banks 3 640 02 04 26 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018285 [Member] | Federal Home Loan Banks 3 653 03 11 26 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000018285 [Member] | Freddie Mac Discount Notes 3 633 03 09 26 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000018285 [Member] | U S Treasury Bills 3 556 03 05 26 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000018285 [Member] | Federal National Mortgage 3 643 01 23 26 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000018285 [Member] | Tennessee Valley Authority 3 646 01 21 26 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000018285 [Member] | U S Treasury Bills 3 855 01 02 26 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000018286 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000018286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%	[1]
C000018286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[1]
C000018286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000018286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
C000018286 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000018286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000018286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
C000018286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000018286 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000018286 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000018287 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018287 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018287 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018287 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018287 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018287 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018287 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018287 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000018287 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000018287 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000018287 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
C000018287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000018287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000018287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%	[2]
C000018287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
C000018287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000018287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
C000018287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000018287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000018287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[2]
C000018287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000018288 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018288 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018288 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018288 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018288 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018288 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018288 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018288 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018288 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000018288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000018288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[3]
C000018288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[3]
C000018288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000018288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[3]
C000018288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000018288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[3]
C000018288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[3]
C000018289 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018289 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018289 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018289 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018289 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018289 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000018289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4]
C000018289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[4]
C000018289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[4]
C000018289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[4]
C000018289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000018289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[4]
C000018289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000018289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[4]
C000018289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[4]
C000018289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000018290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000018290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000018290 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018290 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018290 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018290 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018290 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018290 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[5]
C000018290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000018290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000018290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%	[5]
C000018290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000018290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000018290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[5]
C000018290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000018290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[5]
C000018290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[5]
C000018291 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018291 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018291 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018291 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[6]
C000018291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[6]
C000018291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000018291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[6]
C000018291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[6]
C000018291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[6]
C000018291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[6]
C000018291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000018291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[6]
C000018291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[6]
C000018291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[6]
C000018292 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018292 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000018292 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000018292 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018292 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018292 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018292 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018292 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018292 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018292 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018292 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[7]
C000018292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[7]
C000018292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[7]
C000018292 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000018292 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[7]
C000018292 [Member] | Storage And Warehousing [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[7]
C000018292 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[7]
C000018292 [Member] | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
C000018292 [Member] | Strip Centers [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000018292 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000018292 [Member] | Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000018292 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[7]
C000018292 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000018292 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000018293 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000018293 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[8]
C000018293 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%	[8]
C000018293 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[8]
C000018293 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[8]
C000018293 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000018293 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000018293 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000018293 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000018293 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%
C000018293 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000018293 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000018294 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]
C000018294 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[9]
C000018294 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[9]
C000018294 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%	[9]
C000018294 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000018294 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000018294 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.90%
C000018294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018294 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018294 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018295 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018295 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018295 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000018295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000018295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000018295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000018295 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018295 [Member] | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018295 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[10]
C000018295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[10]
C000018295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%	[10]
C000018295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[10]
C000018295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000018295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[10]
C000018295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000018295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[10]
C000018295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[10]
C000018295 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10],[11]
C000018296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018296 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018296 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018296 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018296 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018296 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018296 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018296 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018296 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018296 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[12]
C000018296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000018296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[12]
C000018296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[12]
C000018296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[12]
C000018296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[12]
C000018296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000018296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[12]
C000018296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[12]
C000018296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000018297 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018297 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018297 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018297 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018297 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018297 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018297 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018297 [Member] | U S Treasury Notes 3 875 07 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018297 [Member] | U S Treasury Notes 3 500 11 30 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018297 [Member] | U S Treasury Notes 3 625 10 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018297 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[13]
C000018297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[13]
C000018297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[13]
C000018297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000018297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13]
C000018297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[13]
C000018297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[13]
C000018297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[13]
C000018297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[13]
C000018297 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[13],[14]
C000018298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018298 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018298 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018298 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018298 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018298 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018298 [Member] | Terna Rete Elettrica Nazionale [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018298 [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018298 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018298 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018298 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000018298 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[15]
C000018298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[15]
C000018298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[15]
C000018298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[15]
C000018298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[15]
C000018298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[15]
C000018298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[15]
C000018298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[15]
C000018298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[15]
C000018298 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018298 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000018298 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000018298 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000018298 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.90%
C000018298 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018298 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	21.50%
C000018298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.90%
C000018299 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Renasant Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Glacier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Commercial Metals Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018299 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[16]
C000018299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[16]
C000018299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[16]
C000018299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[16]
C000018299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[16]
C000018299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[16]
C000018299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[16]
C000018299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[16]
C000018299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[16]
C000018299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[16]
C000018300 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018300 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018300 [Member] | Avidity Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018300 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Rentokil Initial PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | CECO Environmental Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018300 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17]
C000018300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[17]
C000018300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[17]
C000018300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[17]
C000018300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[17]
C000018300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[17]
C000018300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[17]
C000018300 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[17]
C000018300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[17]
C000018300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[17]
C000018300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[17]
C000063367 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063367 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Penn Series Large Core Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063367 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063367 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063367 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063367 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063367 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000063367 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063367 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063367 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063367 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063367 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063367 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000063367 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000063368 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063368 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063368 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063368 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%
C000063368 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063368 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000063368 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063368 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063368 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063368 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
C000063368 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063368 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000063368 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063369 [Member] | Bridgebio Pharma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000063369 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000063369 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000063369 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000063369 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000063369 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[18]
C000063369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000063369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[18]
C000063369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[18]
C000063369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[18]
C000063369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[18]
C000063369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[18]
C000063369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[18]
C000063369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[18]
C000063369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[18]
C000063369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[18]
C000063370 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000063370 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Loar Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Penumbra Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000063370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[19]
C000063370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[19]
C000063370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000063370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[19]
C000063370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[19]
C000063370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000063370 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[19]
C000063371 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | The Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[20]
C000063371 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[20]
C000063371 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[20]
C000063371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[20]
C000063371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[20]
C000063371 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[20]
C000063371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[20]
C000063371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[20]
C000063371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[20]
C000063371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[20]
C000063371 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[20]
C000063372 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
C000063372 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000063372 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%
C000063372 [Member] | Index 500 [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000063373 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063373 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000063373 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063373 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000063373 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000063373 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063373 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000063373 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063373 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	66.00%
C000063373 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063373 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063374 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063374 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063374 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063374 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063374 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063374 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063374 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000063374 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[21]
C000063374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[21]
C000063374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[21]
C000063374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[21]
C000063374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[21]
C000063374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[21]
C000063374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[21]
C000063374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[21]
C000063374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[21]
C000063374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[21]
C000063374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[21]
C000063374 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.10%
C000063374 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.40%
C000063374 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.70%
C000063374 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000063374 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.90%
C000063374 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000063374 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063374 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063374 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063375 [Member] | Bharat Electronics Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063375 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063375 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | Eicher Motors Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | Eurobank S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063375 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063375 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000063375 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063375 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000063375 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000063375 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[22]
C000063375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[22]
C000063375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[22]
C000063375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[22]
C000063375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[22]
C000063375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[22]
C000063375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[22]
C000063375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000063375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[22]
C000063375 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.30%
C000063375 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063375 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063375 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000063375 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000063375 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063375 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063375 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000063375 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000063376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000063376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000063376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000063376 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063376 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063376 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063376 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063376 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063376 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[23]
C000063376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[23]
C000063376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%	[23]
C000063376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[23]
C000063376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000063376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[23]
C000063376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[23]
C000063376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[23]
C000063376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[23]
C000063377 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063377 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063377 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063377 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063377 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063377 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063377 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[24]
C000063377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[24]
C000063377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[24]
C000063377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[24]
C000063377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[24]
C000063377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[24]
C000063377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[24]
C000063377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[24]
C000063377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[24]
C000063377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[24]
C000063377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[24]
C000063378 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000063378 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063378 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000063378 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063378 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063378 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000063378 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063378 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063378 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063378 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063379 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063379 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000063379 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063379 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063379 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000063379 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063379 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063379 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063379 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063379 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063379 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000063379 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%

[1]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[2]	Sector allocation is presented as a percentage of total investments before short-term investments.
[3]	Sector allocation is presented as a percentage of total investments before short-term investments.
[4]	Sector allocation is presented as a percentage of total investments before short-term investments.
[5]	Sector allocation is presented as a percentage of total investments before short-term investments.
[6]	Sector allocation is presented as a percentage of total investments before short-term investments.
[7]	Sector allocation is presented as a percentage of total investments before short-term investments.
[8]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[9]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[10]	Sector allocation is presented as a percentage of total investments before short-term investments.
[11]	Includes non-equity investments.
[12]	Sector allocation is presented as a percentage of total investments before short-term investments.
[13]	Sector allocation is presented as a percentage of total investments before short-term investments.
[14]	Includes non-equity investments.
[15]	Sector allocation is presented as a percentage of total investments before short-term investments.
[16]	Sector allocation is presented as a percentage of total investments before short-term investments.
[17]	Sector allocation is presented as a percentage of total investments before short-term investments.
[18]	Sector allocation is presented as a percentage of total investments before short-term investments.
[19]	Sector allocation is presented as a percentage of total investments before short-term investments.
[20]	Sector allocation is presented as a percentage of total investments before short-term investments.
[21]	Sector allocation is presented as a percentage of total investments before short-term investments.
[22]	Sector allocation is presented as a percentage of total investments before short-term investments.
[23]	Sector allocation is presented as a percentage of total investments before short-term investments.
[24]	Sector allocation is presented as a percentage of total investments before short-term investments.